Commitments and Contingencies (Details) - USD ($)		3 Months Ended	12 Months Ended
	Nov. 20, 2023	Mar. 31, 2025	Dec. 31, 2024
Commitments and Contingencies [Line Items]
Underwriting discount per public unit (in Dollars per share)		$ 0.2	$ 0.2
Cash underwriting discount		$ 1,650,000	$ 1,650,000
Deferred fee per unit (in Dollars per share)		$ 0.35	$ 0.35
Underwriting fees		$ 2,887,500	$ 2,887,500
Underwriters receive percentage	30.00%
Aggregate deferred underwriting commission	$ 866,250
underwriting commission	2,887,500
Deferred underwriting compensation	$ 2,021,250
Common Stock [Member] | Holdco [Member]
Commitments and Contingencies [Line Items]
Initial business combination shareholders (in Shares)	86,625